SHARE-BASED COMPENSATION - Employee option activity (Details) - Stock Options $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Summary of employee option activity under the Plan
Outstanding at beginning of the year (in shares) | shares	3,899,325	3,461,650	2,005,000
Granted (in shares) | shares	5,296,204	2,303,900	1,801,900
Forfeited (in shares) | shares	(304,900)	(1,866,225)	(345,250)
Outstanding at end of the year (in shares) | shares	8,890,629	3,899,325	3,461,650
Vested and Exercisable at end of the year (in shares) | shares				2,399,663
Vested and expected to vest at end of the year (in shares) | shares				8,890,629
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 1.22	$ 1.00	$ 0.43
Share options granted (in dollars per share) | $ / shares	2.17	1.84	1.73
Forfeited (in dollars per share) | $ / shares	1.96	1.56	1.51
Outstanding at end of the year (in dollars per share) | $ / shares	1.76	$ 1.22	$ 1.00
Vested and Exercisable at end of the year (in dollars per share) | $ / shares	0.79
Vested and expected to vest at end of the year (in dollars per share) | $ / shares	$ 1.76
Weighted average remaining contractual term
Outstanding (in years)		7 years 11 months 23 days	8 years 5 months 16 days
Vested and Exercisable (in years)	6 years 2 months 16 days
Vested and expected to vest (in years)	8 years 3 months 11 days
Average intrinsic value
Outstanding at beginning of the year | $	$ 7,970	$ 3,843
Outstanding at end of the year | $	$ 36,888	$ 7,970	$ 3,843
Vested and Exercisable at end of the year | ¥				¥ 2,743
Vested and expected to vest at end of the year | ¥				¥ 36,888